LONG-TERM DEBT (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of long-term debt instruments
Long-term debt consisted of the following:

	March 31,	December 31,
	2015	2014
	(In thousands)
Variable rate senior secured revolving credit facility (2.43% at March 31, 2015 and 2.67% at December 31, 2014) due November 2018	$196,000	$208,000
5.50% Senior unsecured notes due August 2022	300,000	300,000
7.50% Senior unsecured notes due July 2021	300,000	300,000
Total long-term debt	$796,000	$808,000

Summary of the estimated fair value of debt instruments
A summary of the estimated fair value of our debt financial instruments follows.

	March 31, 2015		December 31, 2014
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Revolving credit facility	$196,000	$196,000	$208,000	$208,000
5.5% Senior notes	300,000	283,250	300,000	281,750
7.5% Senior notes	300,000	310,625	300,000	306,750